Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.78%
Biotechnology–28.59%
AbbVie, Inc.	277,017	$61,777,561
ADMA Biologics, Inc.(b)	136,705	2,364,996
Alnylam Pharmaceuticals, Inc.(b)	36,773	12,431,480
argenx SE, ADR (Netherlands)(b)	52,976	44,526,328
Arrowhead Pharmaceuticals, Inc.(b)	18,515	1,283,645
Ascendis Pharma A/S, ADR (Denmark)(b)	94,558	21,379,564
BeOne Medicines Ltd., ADR(b)	9,251	3,148,855
BridgeBio Pharma, Inc.(b)	216,227	16,707,860
Caris Life Sciences, Inc.(b)	110,484	2,558,809
Cogent Biosciences, Inc.(b)(c)	74,261	2,666,713
Cytokinetics, Inc.(b)(c)	48,114	3,040,324
Exelixis, Inc.(b)	96,756	4,001,828
Gilead Sciences, Inc.	337,004	47,837,718
Halozyme Therapeutics, Inc.(b)	155,098	11,122,078
Insmed, Inc.(b)	120,502	18,903,149
Ionis Pharmaceuticals, Inc.(b)(c)	107,312	8,871,483
Madrigal Pharmaceuticals, Inc.(b)(c)	21,162	10,354,778
Natera, Inc.(b)	86,013	19,881,045
Nuvalent, Inc., Class A(b)(c)	33,246	3,420,681
Protagonist Therapeutics, Inc.(b)	103,952	8,503,274
Regeneron Pharmaceuticals, Inc.	18,122	13,436,557
Revolution Medicines, Inc.(b)	27,141	2,631,320
Rhythm Pharmaceuticals, Inc.(b)	30,683	3,145,621
United Therapeutics Corp.(b)	26,773	12,569,656
Vertex Pharmaceuticals, Inc.(b)	32,280	15,168,372
		351,733,695
Health Care Distributors–8.73%
Cardinal Health, Inc.	44,523	9,567,102
Cencora, Inc.	162,214	58,270,513
McKesson Corp.	47,553	39,526,529
		107,364,144
Health Care Equipment–13.83%
Boston Scientific Corp.(b)	670,569	62,718,318
Edwards Lifesciences Corp.(b)	140,197	11,406,428
Globus Medical, Inc., Class A(b)	65,282	5,919,772
IDEXX Laboratories, Inc.(b)	29,150	19,543,909
Insulet Corp.(b)	52,804	13,507,791
Intuitive Surgical, Inc.(b)	45,537	22,960,666
IRhythm Holdings, Inc.(b)	47,015	7,264,288
LeMaitre Vascular, Inc.(c)	44,039	3,741,994
STERIS PLC	29,417	7,724,904
Stryker Corp.	29,378	10,856,934
TransMedics Group, Inc.(b)(c)	33,601	4,501,694
		170,146,698
Health Care Facilities–4.30%
Encompass Health Corp.	143,359	13,551,726
HCA Healthcare, Inc.	49,432	24,136,163
Tenet Healthcare Corp.(b)	80,222	15,184,420
		52,872,309
Health Care REITs–1.84%
Welltower, Inc.	120,441	22,686,267
Shares		Value
Health Care Services–5.68%
BillionToOne, Inc.(b)(c)	14,768	$1,218,508
BrightSpring Health Services, Inc.(b)(c)	482,157	18,934,305
CVS Health Corp.	119,228	8,884,871
GeneDx Holdings Corp.(b)(c)	50,738	4,884,040
Guardant Health, Inc.(b)	189,772	21,641,599
Labcorp Holdings, Inc.	22,180	6,022,314
Quest Diagnostics, Inc.	20,984	3,924,637
RadNet, Inc.(b)	62,732	4,397,513
		69,907,787
Health Care Technology–0.30%
Heartflow, Inc.(b)(c)	121,178	3,619,587
Life Sciences Tools & Services–7.04%
Agilent Technologies, Inc.	87,517	11,714,150
BioLife Solutions, Inc.(b)	151,657	3,306,123
ICON PLC(b)	25,368	4,572,582
Lonza Group AG (Switzerland)	14,888	10,115,652
Medpace Holdings, Inc.(b)	12,424	7,236,731
Mettler-Toledo International, Inc.(b)	9,732	13,364,372
Repligen Corp.(b)	50,803	7,588,444
Thermo Fisher Scientific, Inc.	49,606	28,702,528
		86,600,582
Managed Health Care–2.25%
Alignment Healthcare, Inc.(b)	309,133	6,964,767
HealthEquity, Inc.(b)	43,670	3,741,209
UnitedHealth Group, Inc.	59,237	16,996,872
		27,702,848
Pharmaceuticals–24.22%
AstraZeneca PLC, ADR (United Kingdom)	504,742	46,824,915
Axsome Therapeutics, Inc.(b)	87,700	16,158,725
Eli Lilly and Co.	113,267	117,474,869
Galderma Group AG, Class A (Switzerland)	49,726	9,268,874
Johnson & Johnson	184,830	42,002,618
Ligand Pharmaceuticals, Inc.(b)(c)	40,048	7,693,221
Phathom Pharmaceuticals, Inc.(b)(c)	184,910	2,527,720
Rapport Therapeutics, Inc.(b)(c)	109,966	2,926,195
Royalty Pharma PLC, Class A	440,990	18,380,463
Sandoz Group AG (Switzerland)	150,537	11,926,418
Tarsus Pharmaceuticals, Inc.(b)	77,845	5,024,116
UCB S.A. (Belgium)	58,259	17,753,000
		297,961,134
Total Common Stocks & Other Equity Interests (Cost $737,952,842)		1,190,595,051
Money Market Funds–2.81%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	11,868,146	11,868,146
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	22,695,004	$22,695,004
Total Money Market Funds (Cost $34,563,150)		34,563,150
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.59% (Cost $772,515,992)		1,225,158,201
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.47%
Invesco Private Government Fund, 3.65%(d)(e)(f)	11,873,857	11,873,857
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	30,847,581	$30,856,835
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,730,692)		42,730,692
TOTAL INVESTMENTS IN SECURITIES–103.06% (Cost $815,246,684)		1,267,888,893
OTHER ASSETS LESS LIABILITIES—(3.06)%		(37,660,470)
NET ASSETS–100.00%		$1,230,228,423
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,293,643	$37,540,135	$(34,965,632)	$-	$-	$11,868,146	$83,432
Invesco Treasury Portfolio, Institutional Class	17,913,782	69,717,395	(64,936,173)	-	-	22,695,004	159,306
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,367,806	59,473,911	(56,967,860)	-	-	11,873,857	81,407*
Invesco Private Prime Fund	24,364,368	86,941,625	(80,449,158)	190	(190)	30,856,835	210,951*
Total	$60,939,599	$253,673,066	$(237,318,823)	$190	$(190)	$77,293,842	$535,096

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,141,531,107	$49,063,944	$—	$1,190,595,051
Money Market Funds	34,563,150	42,730,692	—	77,293,842
Total Investments	$1,176,094,257	$91,794,636	$—	$1,267,888,893
Invesco Health Care Fund